Merger and Reverse Recapitalization - Schedule of Number of Shares of Common Stock Outstanding (Details) - shares	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Issuance of common stock to advisors
Sponsor forfeiture	(4,805,110)
Class A Common Stock [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	24,029,375	0
Class A Common Stock [Member] | TLGY [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	635,939
Redemption of common stock	(393,538)
Class A Common Stock [Member] | Previously Reported [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares		0
Class A Common Stock [Member] | Previously Reported [Member] | TLGY [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	5,834,587
PIPE shares [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	20,775,272
Ethena Contribution Shares [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	1,813,164
Class B Common Stock [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	3,157,754	700,000
Class B Common Stock [Member] | TLGY [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	105,000
Class B Common Stock [Member] | Previously Reported [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares		1
Merger and PIPE financing shares [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	23,329,375
Legacy Stablecoin X Assets Shares [Member]
Schedule of Number of Shares of Common Stock Outstanding [Line Items]
Outstanding shares	700,000